Condensed Consolidating Statement of Comprehensive Income (Loss) Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 220,391	$ 195,769	$ 151,921
Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes	2,636	2,846	3,151
Unrealized gain (loss) due to fair value adjustments on available-for-sale securities, net of taxes	(957)	2,507	(2,041)
Other comprehensive income in equity method investments	(3,119)	676	2,386
Foreign currency translation adjustments	(125,512)	(68,997)	(47,699)
Total other comprehensive income (loss), net of tax	(126,952)	(62,968)	(44,203)
Total comprehensive income (loss), net of tax	93,439	132,801	107,718
Comprehensive income (loss) attributable to noncontrolling interests	(1,821)	(1,374)	(1,996)
Comprehensive income (loss) attributable to Cinemark USA, Inc.	91,618	131,427	105,722
Parent Company
Net income	218,532	194,380	149,843
Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes	2,636	2,846	3,151
Unrealized gain (loss) due to fair value adjustments on available-for-sale securities, net of taxes	(957)	2,507	(2,041)
Other comprehensive income in equity method investments	(3,119)	676	2,386
Foreign currency translation adjustments	(125,474)	(68,982)	(47,617)
Total other comprehensive income (loss), net of tax	(126,914)	(62,953)	(44,121)
Total comprehensive income (loss), net of tax	91,618	131,427	105,722
Comprehensive income (loss) attributable to Cinemark USA, Inc.	91,618	131,427	105,722
Subsidiary Guarantors
Net income	181,832	172,296	179,217
Other comprehensive income (loss), net of tax
Total comprehensive income (loss), net of tax	181,832	172,296	179,217
Comprehensive income (loss) attributable to Cinemark USA, Inc.	181,832	172,296	179,217
Subsidiary Non-Guarantors
Net income	91,812	91,664	73,965
Other comprehensive income (loss), net of tax
Other comprehensive income in equity method investments	(3,086)	643	2,386
Foreign currency translation adjustments	(125,512)	(68,997)	(47,699)
Total other comprehensive income (loss), net of tax	(128,598)	(68,354)	(45,313)
Total comprehensive income (loss), net of tax	(36,786)	23,310	28,652
Comprehensive income (loss) attributable to noncontrolling interests	(1,821)	(1,374)	(1,996)
Comprehensive income (loss) attributable to Cinemark USA, Inc.	(38,607)	21,936	26,656
Eliminations
Net income	(271,785)	(262,571)	(251,104)
Other comprehensive income (loss), net of tax
Other comprehensive income in equity method investments	3,086	(643)	(2,386)
Foreign currency translation adjustments	125,474	68,982	47,617
Total other comprehensive income (loss), net of tax	128,560	68,339	45,231
Total comprehensive income (loss), net of tax	(143,225)	(194,232)	(205,873)
Comprehensive income (loss) attributable to Cinemark USA, Inc.	$ (143,225)	$ (194,232)	$ (205,873)